Contingent liabilities, contractual commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments and Guarantees

	2024	2023
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	2,876	2,401
– performance and other guarantees	19,464	19,548
– other contingent liabilities[1]	18	268
At 31 Dec	22,358	22,217
Commitments:[2]
– documentary credits and short-term trade-related transactions	1,588	1,919
– forward asset purchases and forward deposits placed	32,672	38,704
– standby facilities, credit lines and other commitments to lend	93,746	91,206
At 31 Dec	128,006	131,829
1    Other contingent liabilities for period ended 31 December 2023 includes £262m related to UK VAT. See ‘UK branches of HSBC overseas entities’ below.
2    Includes £121,764m of commitments (2023: £125,616m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.
The above table discloses the nominal principal amounts of off-balance sheet liabilities and commitments, which represent the maximum amounts at risk should the contracts be fully drawn upon and clients default. As a significant portion of guarantees and commitments is expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements.
Contingent liabilities arising from legal proceedings, regulatory and other matters against group companies are disclosed in Note 32.

	2024		2023
	In favour of third parties	By the group in favour of other HSBC Group entities	In favour of third parties	By the group in favour of other HSBC Group entities
	£m	£m	£m	£m
Financial guarantees[1]	2,413	463	1,981	420
Performance and other guarantees	17,675	1,789	17,432	2,116
Total	20,088	2,252	19,413	2,536
1    Financial guarantees contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss incurred because a specified debtor fails to make payment when due, in accordance with the original or modified terms of a debt instrument. The amounts in the above table are nominal principal amounts. ‘Financial guarantees’ to which the impairment requirements in IFRS 9 are applied have been presented separately from other guarantees to align with credit risk disclosures.